Report Of The Directors Financial Review Risk Report - Own funds (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Common equity tier 1 (‘CET1’) capital: instruments and reserves
Capital instruments and the related share premium accounts	£ 1,801	£ 1,217
Retained earnings, accumulated other comprehensive income (and other reserves)	17,886	19,414
Minority interests (amount allowed in consolidated CET1)	77	72
Independently reviewed interim net profits net of any foreseeable charge or dividend	742	(1,459)
Common equity tier 1 capital before regulatory adjustments	20,506	19,244
Common equity tier 1 capital: regulatory adjustments [Abstract]
Total regulatory adjustments to common equity tier 1	(1,276)	(833)
Common equity tier 1 capital	19,230	18,411
Additional tier 1 capital before regulatory adjustments	3,941	3,942
Total regulatory adjustments to additional tier 1 capital	(47)	(49)
Additional tier 1 capital	3,894	3,893
Tier 1 capital	23,124	22,304
Tier 2 capital before regulatory adjustments	14,403	13,559
Total regulatory adjustments to tier 2 capital	(396)	(449)
Tier 2 capital	14,007	13,110
Total capital	£ 37,131	£ 35,414